BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2024
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES.
Schedule of relevant exchange rates

	Average rates		Period-end rates
	Six months ended 30 June 2024	Six months ended 30 June 2023	As at 30 June 2024	As at 30 June 2023
US$/£	1.27	1.23	1.27	1.26
Euro/£	1.17	1.14	1.18	1.17
CNY/£	9.12	8.59	9.19	9.19